Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Basis of Presentation [Policy Text Block]

Basis of Presentation

The unaudited financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the three-month period ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full fiscal year ending March 31, 2013.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended March 31, 2012.

Basis of Presentation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Borealis Mining Company. All intercompany transactions and balances have been eliminated.

Loss per share [Policy Text Block]

Loss per share

Loss per common share is determined based on the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of diluted stock options and warrants classified as equity instruments are applied to repurchase common shares at the average market price for the period.

In addition, outstanding convertible promissory notes are assumed to be converted into common stock at the then applicable rate. Stock options and warrants are dilutive when the Company has income from continuing operations and when the average market price of the common shares during the period exceeds the exercise price of the options and warrants. The convertible promissory notes are dilutive when the Company has income from continuing operations, and the impact from the dilution exceeds the impact from the reduction in interest expense resulting from the conversion of the notes.

Loss per share

Loss per common share is determined based on the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of diluted stock options and warrants classified as equity instruments are applied to repurchase common shares at the average market price for the period.

In addition, outstanding convertible promissory notes are assumed to be converted into common stock at the then applicable rate. Stock options and warrants are dilutive when the Company has income from continuing operations and when the average market price of the common shares during the period exceeds the exercise price of the options and warrants. The convertible promissory notes are dilutive when the Company has income from continuing operations, and the impact from the dilution exceeds the impact from the reduction in interest expense resulting from the conversion of the notes.

Cash and cash equivalents [Policy Text Block]		Cash and cash equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less when acquired to be cash equivalents.
Fair value measurements [Policy Text Block]

Fair value measurements

Accounting principles require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting Standards Codification (“ASC”) establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC prioritizes the inputs into three levels that may be used to measure fair value:

  Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

  Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

  Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below sets forth our financial instruments measured at fair value and the input hierarchy level that we have determined applies to each.

	Balance June 30,	Balance March 31,	Input
	2012	2012	Hierarchy level

Cash and cash equivalents	$4,533,261	$602,343	Level 1
Reclamation bond and deposits	$2,898,359	$2,839,559	Level 1
Warrant liabilities	$759,081	$137,291	Level 2

Fair value measurements

Accounting principles require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting Standards Codification (“ASC”) establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC prioritizes the inputs into three levels that may be used to measure fair value:

  Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

  Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

  Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below sets forth our financial instruments measured at fair value and the input hierarchy level that we have determined applies to each.

	Balance March 31,	Balance March 31,	Input
	2012	2011	Hierarchy level
Cash and cash equivalents	$602,343	$837,457	Level 1
Reclamation bond and deposits	$2,839,559	$225,893	Level 1
Warrant liability	$137,291	$-	Level 3

Derivative financial instruments [Policy Text Block]

Derivative financial instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, which requires recognition of all derivatives as either assets or liabilities on the balance sheet and measured at fair value. Accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction. All derivative financial instruments are recognized in the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or other comprehensive income if they qualify for cash flow hedge accounting. At June 30, 2012, the Company had warrant derivative liabilities of $759,081, which are valued on a recurring basis and related to warrants issued to a debt holder that are exercisable in a currency other than the Company’s reporting currency.

Derivative financial instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, which requires recognition of all derivatives as either assets or liabilities on the balance sheet and measured at fair value. Accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction. All derivative financial instruments are recognized in the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or other comprehensive income if they qualify for cash flow hedge accounting. At March 31, 2012 the Company had a warrant derivative liability of $137,291, which is valued on a recurring basis.

Use of estimates [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of any contingent assets and liabilities as at the date of the consolidated financial statements as well as the reported amounts of expenses incurred during the period. Significant areas requiring the use of management estimates include the determination of potential impairments of asset values, calculation of deferred incomes taxes, inventories, asset retirement obligations estimates, the calculation of fair values of options and warrants, and rates for depreciation of plant and equipment. Actual results could differ from those estimates.

Financial instruments [Policy Text Block]

Financial instruments

The Company’s financial instruments consist of cash, accounts and note receivable, accounts payable, accrued liabilities, notes payable, and debt. The Company has cash, which consists of cash held on deposit at major financial institutions. Accounts and notes receivable are recorded at amortized cost. The accounts payable and accrued liabilities have been designated as other financial liabilities and are also recorded at amortized cost. Long-term debt and notes payable approximate fair value at year end based on the terms of the notes.

Financial risk is the risk arising from the fluctuations in foreign currency exchange rates. The Company does not use any derivative or hedging instruments to reduce its exposure to fluctuations in foreign currency exchange rates or metal prices.

Reclamation bonds and deposits [Policy Text Block]

Reclamation bonds and deposits

The Company, under the terms of its mining and exploration permits has deposit requirements and bonding agreements with certain regulatory agencies. The Company’s reclamation bonds and deposits are classified as long-term assets.

Mineral property acquisition costs [Policy Text Block]

Mineral property acquisition costs

The costs of acquiring mineral properties are capitalized and are amortized over the estimated ore reserves of such properties following the commencement of production or expensed if it is determined that the mineral property has no future economic value or the properties are sold or abandoned.

Cost includes cash consideration and the fair market value of shares of common stock issued on the acquisition of mineral properties. Properties acquired under option agreements, whereby payments are made at the sole discretion of the Company, are capitalized at such time as the payments are made.

The recoverable amounts for mineral properties is dependent upon the existence of economically recoverable reserves; the acquisition and maintenance of appropriate permits, licenses and rights; the ability of the Company to obtain financing to complete the exploration and development of the properties; and upon future profitable production or alternatively upon the Company’s ability to recover its spent costs from the sale of its interests. The capitalized amounts may be written down if potential future net cash flows, including potential sales proceeds, related to the property are estimated to be less than the carrying value of the property.

Exploration and development costs [Policy Text Block]

Exploration and development costs

Exploration costs are expensed as incurred. When it is determined that a mining deposit can be economically and legally extracted or produced based on established proven and probable reserves, further exploration and development costs related to such reserves incurred after such determination are capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies which indicate whether a property is economically feasible. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over the estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off.

Foreign currency translation [Policy Text Block]

Foreign currency translation

The U.S. dollar is the functional currency of the Company. Transactions involving foreign currencies for items included in operations are translated into U.S. dollars using the monthly average exchange rate; monetary assets and liabilities are translated at the exchange rate prevailing at the consolidated balance sheet date and all other consolidated balance sheet items are translated at the historical rates applicable to the transactions that comprise the amounts. Translation gains and losses are included in the determination of net income (loss).

Revenue Recognition [Policy Text Block]

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred either physically or through an irrevocable written transfer notice authorizing the transfer of metals to the buyer’s account, and no related obligations remain and collectability is probable.

Sales of metals products are recorded net of charges from the buyer for treatment, refining, smelting losses, and other negotiated charges. Costs charged by smelters include a metals payable fee, fixed treatment, transaction fees and refining costs per ton of product. Estimated prices of gold or silver shipped in the form of doré will be settled as the settlement occurs after delivery.

Revenue Recognition

Sales of all metals products are recorded as revenues when title and risk of loss transfer to the purchaser. Sales to the purchaser are recorded net of charges for treatment, refining, smelting losses, and other charges negotiated by us with the purchaser.

Asset retirement obligations [Policy Text Block]

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that results from the acquisition, construction, development or normal use of the assets with a corresponding increase in the carrying amount of the related long-lived asset. This amount is then depreciated over the estimated useful life of the asset. Over time, the liability is increased to reflect an interest element considered in its initial measurement at fair value.

Trade accounts receivable [Policy Text Block]

Trade accounts receivable

Trade accounts receivable are carried at original invoice amount less an estimate for doubtful accounts. Management determines the allowance by regularly evaluating individual customer receivables and considering a customer\'s financial condition, credit history and current economic conditions. Trade receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as income when received.

Property, Plant and Equipment [Policy Text Block]

Property, plant and equipment

Expenditures incurred during the development and production stages for new facilities, new assets or expenditures that extend the useful lives of existing facilities and major mine development expenditures are capitalized, including primary development costs such as costs of the pad, processing plant and related infrastructure developments.

When assets are retired or sold, the costs and related allowances for depreciation and amortization are eliminated from the accounts and any resulting gain or loss is reflected in current period net income (loss). When assets are constructed by the Company an estimated amount of interest cost based upon the Company’s cost of capital is capitalized to the constructed asset.

Depreciation, Depletion and Amortization — Capitalized costs are depreciated or depleted using the straight-line method or units-of-production method at rates sufficient to depreciate such costs over the shorter of estimated productive lives of such facilities or the useful life of the individual assets. Productive lives range from 1 to 6 years, but do not exceed the useful life of the individual asset. Determination of expected useful lives for amortization calculations are made on a property-by-property or asset-by-asset basis at least annually. Our estimates for mineral reserves are a key component in determining our units of production depreciation rates. Our estimates of ore reserves may change, possibly in the near term, resulting in changes to depreciation, depletion and amortization rates in future reporting periods.

Impairment of Long-lived Assets – The Company evaluates its properties for impairment when circumstances or events occur that may impact the fair value of the assets. The fair value of property is primarily evaluated based upon the present value of expected revenues directly associated with those assets. An impairment loss would be recognized if the carrying amount of a capitalized asset is not recoverable and exceeds its fair value.

Inventories [Policy Text Block]

Inventories

Material on Heap Leach Inventory

The recovery of gold and silver from certain oxide ores is achieved through the heap leaching process. Under this method, mineralized material is placed on leach pads where it is treated with a chemical solution, which dissolves the gold or silver contained in the material. The resulting “pregnant” solution is further processed in a plant where gold and silver are recovered. For accounting purposes, costs are added to material on leach pads based on average mining and leaching costs, including applicable depreciation, depletion and amortization relating to operations. Costs are removed from ore on leach pads as ounces are recovered based on the average cost per recoverable ounce of gold or silver on the leach pad.

Estimates of recoverable gold or silver on the leach pads are calculated from the quantities of material placed on the leach pads (measured tons added to the leach pads), the grade of material placed on the leach pads (based on assay data) and an estimated recovery percentage (based on ore type). Although the quantities of recoverable gold or silver placed on the leach pads are reconciled by comparing the grades of material placed on pads to the quantities of gold or silver actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is regularly monitored and estimates are refined based on actual results over time. As of June 30, 2012, the Company had a limited operating history and actual results only over that short period of time. Due to this, estimates of recoverable gold and silver are based primarily on initial tests and only limited refinements derived from metallurgical balancing.

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold or silver from a leach pad will not be known until the leaching process is concluded. The quantification of material inventory on the leach pad is based on estimates of the quantities of gold or silver at each balance sheet date that the Company expects to recover during the next 12 months.

Inventories

Material on Heap Leach Inventory

The Company records recoverable material on the heap leach pad, gold doré, and saleable gold on carbon at average cost, less provisions required to reduce inventory to net realizable value. Costs capitalized to in process and finished goods inventory include the cost of mineralized material processed; direct and indirect materials and consumables; direct labor; repairs and maintenance; utilities; amortization of property, plant and equipment; and local mine administrative expenses.

Supplies Inventory

Mine operating supplies are recorded at the lower of purchase cost or net realizable value. The Company records provisions to reduce inventory to net realizable value to reflect changes in economic factors that impact inventory value or to reflect present intentions for the use of slow moving and obsolete supplies inventory.

Income taxes [Policy Text Block]

Income taxes

Income taxes are recognized in accordance with ASC 740 Income Taxes, whereby deferred income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company has assessed its tax positions and has determined that it has not taken a position that would give rise to an unrecognized tax liability being reported. In the event that the Company is assessed penalties and or interest; penalties will be charged to other operating expense and interest will be charged to interest expense.

Stock-based compensation [Policy Text Block]

Stock-based compensation

The Company recognizes stock-based compensation expense based on the fair value of the stock options on the date of grant. The fair value of the stock options at the date of grant is amortized over the vesting period, with the offsetting credit to additional paid in capital.

The Company uses a Black-Scholes option-pricing model for fair value measurement of options. This model was independently developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differ from the Company’s stock option awards. Option pricing models require the input of highly subjective assumptions, including future stock price volatility and expected time until exercise, which greatly affect the calculated values. Changes in these assumptions can materially affect the fair value estimate and therefore it is management’s view that the existing models do not necessarily provide a single reliable measure of the fair value of the Company’s equity instruments.

The Company recognizes stock-based compensation expense based on the grant date fair value of the award on a straight-line basis over the requisite service period of the individual grants, which generally equals the vesting period. The grant date fair value of the restricted stock unit is calculated using the closing price of the Company’s common stock on the date of the grant.

New accounting pronouncements [Policy Text Block]

NEW ACCOUNTING PRONOUNCEMENTS

In September 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance related to testing goodwill for impairment. This guidance provides that entities may first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. If the qualitative assessment results in a more than 50% likely result that the fair value of a reporting unit is less than the carrying amount, then the entity must continue to apply the two-step impairment test. If the entity concludes the fair value exceeds the carrying amount, then neither of the two steps in the goodwill impairment test is required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company does not believe the impact of adopting this guidance will be material to its consolidated financial statements.

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income. This guidance specifies that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. It also does not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. This guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the impact of adopting this guidance on our consolidated financial statements